NOTE PAYABLE - RELATED PARTY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended
	Apr. 02, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Obligation with Joint and Several Liability Arrangement [Line Items]
Notes payable - related party		$ 300,000		$ 300,000		$ 0
Warrant expire term				5 years
Interest expense related party		13,335	$ 364	$ 13,335	$ 2,455
Accrued interest						0	$ 11,244
Promissory Note [Member] | Paul Sallarulo [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt principal amount	$ 150,000
Interest rate	18.00%
Debt Instrument, Term	1 year
Common stock warrants issued	1,500,000
Warrant, Exercise Price, Decrease	$ 0.20
Warrant expire term	5 years
Promissory Note [Member] | Michael V Barbera [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Debt principal amount	$ 150,000
Interest rate	18.00%
Debt Instrument, Term	1 year
Common stock warrants issued	1,500,000
Warrant, Exercise Price, Decrease	$ 0.20
Warrant expire term	5 years
Notes Payables Related Party [Member]
Obligation with Joint and Several Liability Arrangement [Line Items]
Accrued interest		$ 13,335		$ 13,335		$ 0